September 26, 2011

Mr. Jay Williamson
U. S. Securities and Exchange Commission
Washington, D.C. 20549

Re:	North Horizon, Inc. Schedule 14C File No. 000-52991

Dear Mr. Williamson:

Enclosed for filing is the Definitive Form 14C Information Statement.

North Horizon, Inc., acknowledges the following:

(1) The Company is responsible for the adequacy and accuracy of the disclosure in the filing;

(2) Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking action with respect to the filing; and

(3) The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please contact me if you have any questions.  Thank you again.

Very truly yours,

s/ /Wallace T. Boyack

Wallace T. Boyack

Enc.